CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 0	$ 4,930	$ 8,978,527	$ 909,311	$ 11,805,468	$ 0	$ 21,698,236
Balance (in shares) at Dec. 31, 2009	0	4,930,000
Common stocks cancelled prior to reverse acquisition	0	(3,667)	3,667	0	0	0	0
Common stocks cancelled prior to reverse acquisition (in shares)	0	(3,666,933)
Common stocks issued for reverse acquisition	0	8,737	(8,737)	0	0	0	0
Common stocks issued for reverse acquisition (in shares)	0	8,736,932
Covertible preferred stocks issued for cash in private placement	2,456	0	8,226,221	0	0	0	8,228,677
Covertible preferred stocks issued for cash in private placement (in shares)	2,455,863	0
Warrants issued to investors with issuance of convertible preferred stocks	0	0	851,342	0	0	0	851,342
Warrants issued to placement agent on issuance of convertible preferred stocks	0	0	170,104	0	0	0	170,104
Conversion of convertible preferred stocks to common stocks	(350)	350	0	0	0	0	0
Conversion of convertible preferred stocks to common stocks (in shares)	(349,775)	349,775
Share-based compensation	0	0	549,106	0	0	0	549,106
Net carrying amounts of the VIE Group at initial recognition				0	(922,587)	0	(922,587)
Net changes in foreign currency translation adjustment	0	0	0	1,363,322	0	0	1,363,322
Net earnings for the year ended	0	0	0	0	11,502,253	0	11,502,253
Balance at Dec. 31, 2010	2,106	10,350	18,770,230	2,272,633	22,385,134	0	43,440,453
Balance (in shares) at Dec. 31, 2010	2,106,088	10,349,774
Subsidiary equity interest acquired by noncontrolling interest	0	0	877,892	(62,314)	0	2,989,303	3,804,882
Subsidiary capital injected by noncontrolling interest	0	0	0	0	0	469,147	469,147
Conversion of convertible preferred stocks to common stocks	(175)	175	0	0	0	0	0
Conversion of convertible preferred stocks to common stocks (in shares)	(175,000)	175,000
Covertible preferred stocks issued for payment of preferred stock dividends	66	0	212,354	0	0	0	212,420
Covertible preferred stocks issued for payment of preferred stock dividends (in shares)	66,379	0
Share-based compensation	0	0	428,702	0	0	0	428,702
Common stocks issued for services	0	40	77,960	0	0	0	78,000
Common stocks issued for services (in shares)	0	40,000
Net changes in foreign currency translation adjustment	0	0	0	2,621,034	0	130,653	2,751,687
Deconsolidation of the VIE Group	0	0	0	0	3,770,889	(2,012,236)	1,758,653
Net earnings for the year ended	0	0	0	0	17,335,442	(1,139,928)	16,195,514
Balance at Dec. 31, 2011	$ 1,997	$ 10,565	$ 20,367,138	$ 4,831,353	$ 43,491,465	$ 436,940	$ 69,139,458
Balance (in shares) at Dec. 31, 2011	1,997,467	10,564,774